Note 1 - Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Cash and cash equivalents	$ 42,685	$ 4,483
Restricted cash	7,705	7,370
Total cash, cash equivalents and restricted cash	$ 50,390	$ 11,853